Taxes - Income Tax Expense (Benefit) on Continuing Operations at Federal Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense (benefit) from continuing operations:
Tax expense (benefit) at U.S. statutory rate	$ (17,938)	$ (30,805)	$ (14,417)
Effect of foreign source income and rate differentials on foreign income	239	4,887	354
Change in valuation allowance	10,331	28,169	16,349
Permanent differences	1,431		2,440
Return to accrual and other true-ups	1,257		(4,372)
Debt exchange	2,758
Income tax refund			(1,210)
Warrant derivative		(1,445)	207
Liability for uncertain tax positions	799	237
Other	514	14	465
Total income tax expense - continuing operations	(609)	1,057	(184)
Income tax expense (benefit) from discontinued operations:
Total income tax expense (benefit) - discontinued operations		5,748
Total income tax expense (benefit)	$ (609)	$ 6,805	$ (184)